Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Interest and Debt Expense [Abstract]
Interest incurred on long-term debt	$ 99,100	$ 62,593
Amortization and write off of financing fees	13,493	18,326
Amortization of convertible notes discount	18,621	16,260
Amortization of share lending agreement notes issuance costs	1,483	1,476
Other	2,818	5,158
Capitalized interest	(27,262)	(39,354)
Total	$ 108,253	$ 64,459